Stockholders' Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Stockholders' Equity
20)	STOCKHOLDERS’ EQUITY
For purposes of the parent entities applying the equity method of accounting for its investments in subsidiaries under IFRS, total stockholders’ equity in the stand-alone statement of financial position is the same as total controlling interest in the consolidated statement of financial position. Nonetheless, considering that: a) CEMEX, S.A.B. de C.V.’s presentation currency continues to be the Mexican peso; and b) under IAS 21, the financial statements in the new presentation currency should be reported as if such financial statements had always been reported in the new presentation currency, which implies that certain items in stockholders’ equity including common stock, additional paid-in
capital and retained earnings, among others, should be translated and accrued using historical exchange rates of the dates in which the transactions occurred. Altough total amounts are the same, this methodology results in differences between line-by-line
items within CEMEX’s controlling interest and the Parent Company’s stockholders’ equity. Moreover, the official stockholders’ equity for statutory purposes is that of the Parent Company as expressed in Mexican pesos. As of December 31, 2019, the line-by-line
reconciliation between CEMEX’s controlling interest, as reported using the dollar as presentation currency, and the Parent Company’s stockholders’ equity, using a convenience translation of the balances in pesos translated using the exchange rate of 18.92 as of December 31, 2019, is as follows:

		As of December 31, 2019
		Consolidated	Parent Company
Common stock and additional paid-in capital 1	$	10,424	7,836
Other equity reserves 1, 2		(2,724)	(32)
Retained earnings 2		1,621	1,517

Total controlling interest	$	9,321	9,321

1
The difference relates to the method of accruing dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Mexican pesos to dollars. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

2
The difference relates with the method of accruing dollars using the exchange rates of each month during the period for income statement purposes. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

As of December 31, 2019 and 2018, stockholders’ equity excludes investments in CPOs of the Parent Company held by subsidiaries of $8 (20,541,277 CPOs) and $10 (20,541,277 CPOs), respectively, which were eliminated within “Other equity reserves.”

20.1)	COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL
As of December 31, 2019 and 2018, the breakdown of consolidated common stock and additional paid-in
capital was as follows:

		2019	2018
Common stock	$	318	318
Additional paid-in capital		10,106	10,013

	$	10,424	10,331

As of December 31, 2019 and 2018 the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2019		2018
Shares 1	Series A 2	Series B 2	Series A 2	Series B 2
Subscribed and paid shares	30,214,262,692	15,107,131,346	30,002,628,318	15,001,314,159
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	936,375,524	468,187,762
Repurchased shares 3	315,400,000	157,700,000	307,207,506	153,603,753
Shares that guarantee/guaranteed the issuance of convertible securities 4	2,842,339,760	1,421,169,880	4,529,603,200	2,264,801,600
Shares authorized for the issuance of stock or convertible securities 5	302,144,720	151,072,360	302,144,720	151,072,360

	34,555,590,002	17,277,795,001	36,077,959,268	18,038,979,634

1
As of December 31, 2019 and 2018, 13,068,000,000 shares correspond to the fixed portion, and 38,765,385,003 shares as of December 31, 2019 and 41,048,938,902 shares as of December 31, 2018, correspond to the variable portion.

2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 20.2).
4
Refers to those shares that guarantee the conversion of outstanding convertible securities, of both, voluntary in 2019 and voluntary and mandatorily in 2018 and those that are leftover from the mandatory conversion that took place in November 2019 (note 16.2).

5	Shares authorized for issuance in a public offering or private placement and/or by issuance of new convertible securities.

On March 28, 2019, stockholders at the annual ordinary shareholders’ meeting approved: (i) a cash dividend of $150. The dividend was paid in two installments, the first installment, for half of the dividend was paid on June 17, 2019 at the rate of US$0.001663 per share and the second installment for the remainder of the dividend was paid on December 17, 2019 at the rate of US$0.001654 per share; (ii) the acquisition of own shares of up to $500 or its equivalent in Mexican pesos, as the maximum amount of resources that through fiscal year 2019, and until the next ordinary annual shareholder’s meeting is held, CEMEX may be used for the acquisition of its own shares or securities that represent such shares; (iii) a decrease of CEMEX’s share capital, in its variable part for the amount in pesos equivalent to
$0.2826, through the cancellation of approximately 2 billion ordinary, registered and without par-value, treasury shares; (iv) a decrease of CEMEX’s share capital, in its variable part for the amount in pesos equivalent to $0.0670 by the cancellation of approximately 461 million ordinary, registered and without par-value,
treasury shares; (v) the increase of CEMEX’s share capital in its variable part for the amount $22 thousands, through the issuance of 150 million ordinary shares. The subscription of shares representing the capital increase was made at a theoretical value of $0.000143 dollars per share, and if applicable plus a premium defined by the Board of Directors. Until December 31, 2019, under the 2019 repurchase program, CEMEX has repurchased 157.7 million CEMEX CPOs, at a weighted-average price in pesos equivalent to $0.3164 dollars per CPO. The total amount of these CPO repurchases, excluding value-added tax, was $50.
On April 5, 2018, stockholders at the annual ordinary shareholders’ meeting approved: (i) a resolution to increase the variable common stock by issuing up to 750 million shares (250 million CPOs), which will be kept in the Parent Company’s treasury and used to be subscribed and paid pursuant to the terms and conditions of CEMEX’s long-term compensation stock program
;
and (ii) the amount of a reserve of up to $500 or its equivalent in pesos for the year ending December 31, 2018 and until the next ordinary annual shareholders meeting to be held in 2019 for purposes of a Parent Company’s share repurchase program. On April 5, 2018, stockholders at the extraordinary shareholders’ meeting approved a resolution to increase the variable common stock by issuing up to 453 million shares (151 million CPOs), which will be kept in the Parent Company’s treasury for their subscription by means of issuance in a public offer or private placement and/or by issuance of new convertible securities. This authorization expires on April 4, 2023. Until December 31, 2018, under the 2018 repurchase program, CEMEX had repurchased 153.6 million CEMEX CPOs, at a weighted-average price in pesos equivalent to $0.4883 dollars per CPO. The total amount of these CPO repurchases, excluding value-added tax, was $75. These CPOs were cancelled during 2019 by resolution of the ordinary shareholders’ meeting on March 28, 2019.
On March 30, 2017, stockholders at the annual ordinary shareholders’ meeting approved resolutions to: (i) increase the variable common stock through the capitalization of retained earnings by issuing up to 1,687 million shares (562 million CPOs), which shares were issued, representing an increase in additional paid-in
capital of $506; and (ii) increase the variable common stock by issuing up to 258 million shares (86 million CPOs), which will be kept in the Parent Company’s treasury to be used to preserve the anti-dilutive rights of note holders pursuant CEMEX’s convertible securities (note 16.2).
In connection with the long-term executive share-based compensation programs (note 21) in 2019, 2018 and 2017, CEMEX issued 27.4 million CPOs, 49.3 million CPOs and 53.2 million
CPOs, respectively,
 generating an additional
paid-in
capital of $32 in 2019, $34 in 2018 and $42 in 2017 associated with the fair value of the compensation received by executives.

20.2)	OTHER EQUITY RESERVES
As of December 31, 2019 and 2018 other equity reserves are summarized as follows:

	2019	2018
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 19.2 and 20.4)	$(2,098)	(2,180)
Cumulative actuarial losses	(593)	(383)
Treasury shares repurchased under share repurchase program (note 20.1)	(50)	(75)
Effects associated with the Parent Company´s convertible securities 1	25	176
Treasury shares held by subsidiaries	(8)	(10)

	$(2,724)	(2,472)

1
Represents the equity component upon the issuance of CEMEX, S.A.B. de C.V.’s convertible securities described in note 16.2, as well as the effects associated with such securities in connection with the change in the Parent Company’s functional currency (note 2.4). Upon conversion of these securities, the balances have been correspondingly reclassified to common stock and/or additional paid-in
capital (note 16.1).

For the years ended December 31, 2019, 2018 and 2017, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

	2019	2018	2017
Foreign currency translation result 1	$88	(191)	328
Foreign exchange fluctuations from debt 2	19	120	(224)
Foreign exchange fluctuations from intercompany balances 3	(47)	(20)	(118)

	$60	(91)	(14)

1
These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 16.4).

2
Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 2.4).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.

20.3)	RETAINED EARNINGS
The Parent Company’s net income for the year is subject to a 5% allocation toward a legal reserve until such reserve equals one fifth of the common stock. As of December 31, 2019, the legal reserve amounted to $95.

20.4)	NON-CONTROLLING INTEREST AND PERPETUAL DEBENTURES
Non-controlling
interest
Non-controlling
interest represents the share of
non-controlling
stockholders in the equity and results of consolidated subsidiaries. As of December 31, 2019 and 2018, non-controlling
interest in equity amounted to $1,503 and $1,572, respectively. In addition, in 2019, 2018 and 2017, non-controlling
interests in consolidated net income were $36, $42 and $75, respectively. These non-controlling
interests arise mainly from the following CEMEX’s subsidiaries:

•
In February 2017, as described in note 4.1, CEMEX acquired a controlling interest in TCL, whose shares trade in the Trinidad and Tobago Stock Exchange. As of December 31, 2019 and 2018, there is a non-controlling
interest in TCL of 30.17% of its common shares (see note 4.4 for certain relevant condensed financial information).

•
In July 2016, CHP, a then indirect wholly owned subsidiary of CEMEX España, closed its initial offering of 2,337,927,954 common shares, or 45% of CHP’s common shares. Pursuant to the repurchase of CHP’s shares in the market during 2019, CEMEX’s reduced the non-controlling
interest in CHP from 45% in 2018 to 33.22% of CHP’s outstanding common shares as of December 31, 2019. CHP’s assets consist primarily of CEMEX’s cement manufacturing assets in the Philippines (see note 4.4 for certain relevant condensed financial information).

•
In November 2012, pursuant to a public offering in Colombia and an international private placement, CLH, a direct subsidiary of CEMEX España, concluded its initial offering of common shares. CLH’s assets include substantially all of CEMEX’s assets in Colombia, Panama, Costa Rica, Guatemala, El Salvador and until September 27, 2018 the operations in Brazil (note 4.2). As of December 31, 2019 and 2018, there is a non-controlling
interest in CLH of 26.83% and 26.78%, respectively, of CLH’s outstanding common shares, excluding shares held in treasury (see note 4.4 for certain relevant condensed financial information).

Perpetual debentures
As of December 31, 2019 and 2018, the balances of the
non-controlling
interest included $443 and $444, respectively, representing the notional amounts of perpetual debentures, which exclude any perpetual debentures held by subsidiaries.
Coupon payments on the perpetual debentures was included within “Other equity reserves” and amounted to $29 in 2019, $29 in 2018 and $25 in 2017, excluding in all the periods the coupons accrued by perpetual debentures held by subsidiaries.
CEMEX’s perpetual debentures have no fixed maturity date and there are no contractual obligations for CEMEX to exchange any series of its outstanding perpetual debentures for financial assets or financial liabilities. As a result, these debentures, issued entirely by Special Purpose Vehicles (“SPVs”), qualify as equity instruments and are classified within non-controlling
interest, as they were issued by consolidated entities. In addition, subject to certain conditions, CEMEX has the unilateral right to defer indefinitely the payment of interest due on the debentures. The classification of the debentures as equity instruments was made under applicable IFRS. The different SPVs were established solely for purposes of issuing the perpetual debentures and were included in CEMEX’s consolidated financial statements.
As of December 31, 2019 and 2018, the detail of CEMEX’s perpetual debentures, excluding the perpetual debentures held by subsidiaries, was as follows:

		2019	2018	Repurchase
Issuer	Issuance date	Nominal amount	Nominal amount	option 1	Interest rate
C10-EUR Capital (SPV) Ltd	May 2007	€64	€64	Tenth anniversary	EURIBOR+4.79%
C8 Capital (SPV) Ltd	February 2007	$135	$135	Eighth anniversary	LIBOR+4.40%
C5 Capital (SPV) Ltd	December 2006	$61	$61	Fifth anniversary	LIBOR+4.277%
C10 Capital (SPV) Ltd	December 2006	$175	$175	Tenth anniversary	LIBOR+4.71%

1	Under the 2017 Credit Agreement, CEMEX is not permitted to call these debentures.